Consolidated Statements Of Comprehensive Income (Parenthetical) (Class A Ordinary Shares)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class A Ordinary Shares
Number of American depositary shares ("ADSs") representing one Class A ordinary share	10	10	10